Earnings Per Share - Schedule of Earnings Per Share (Detail) - SEK (kr) kr / shares in Units, shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic
Net income (loss) attributable to owners of the Parent Company (SEK million)	kr 18,724	kr 22,694	kr 17,483
Average number of shares outstanding, basic (millions)	3,330	3,329	3,323
Earnings (loss) per share attributable to owners of the Parent Company, basic (SEK)	kr 5.62	kr 6.82	kr 5.26
Diluted
Net income (loss) attributable to owners of the Parent Company (SEK million)	kr 18,724	kr 22,694	kr 17,483
Average number of shares outstanding, basic (millions)	3,330	3,329	3,323
Dilutive effect for stock purchase (millions)	4	3	3
Average number of shares outstanding, diluted (millions)	3,334	3,332	3,326
Earnings (loss) per share attributable to owners of the Parent Company, diluted (SEK)	kr 5.62	kr 6.81	kr 5.26